Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2025
Land Use Rights, Net
Schedule of land use rights are amortized using straight-line method

	As of December 31,
	2024	2025
	RMB	RMB
Cost	6,893,477	7,629,014
Less: Accumulated amortization	(723,244)	(866,774)
Land use rights, net	6,170,233	6,762,240